                                                                       [HERITAGE
                                                                         INCOME
                                                                          TRUST
                                                                          LOGO]



                   [pictures of people working and playing]

        From Our Family to Yours: The Intelligent Creation of Wealth.






                                 Annual Report
                           and Investment Performance
                           Review for the Year Ended
                               September 30, 1997


                               [HERITAGE LOGO]
                              -----------------
                               INCOME TRUST(TM)
                              -----------------

                                                               November 13, 1997

Dear Fellow Shareholders:

     It is my pleasure to provide you with the annual report for the fiscal year ended September 30, 1997 for the Intermediate Government Fund and the High Yield Bond Fund, each a portfolio of Heritage Income Trust. With this report we are continuing the process of combining shareholder reports and prospectuses for these Funds. In doing this, those of you who are shareholders in both Funds will see a reduction in the volume of mail you receive from us while still having access to all of the information you previously received separately for each Fund. We hope you will call us at 800-709-3863 to let us know how you like these changes and to share any other comments you may have.

     As shown in the chart below, your Funds delivered attractive total returns for the most recent fiscal year. In each case, however, more aggressive strategies were slightly better rewarded by the bond market for this period. We will continue to manage your Fund's portfolios with a focus on total return rather than simply maximizing current yield. This approach may mean that we will give up some short-term appreciation where we believe the risks are not appropriate.

                                                                 TOTAL RETURN
                                                              (10/01/96-9/30/97)
                                                              ------------------
INTERMEDIATE GOVERNMENT FUND
A Shares*...................................................        + 7.28%
C Shares*...................................................        + 7.02
Lehman Brothers 1-3 Year Government Index...................        + 6.88
Lehman Brothers Intermediate Government/Corporate Index.....        + 8.19
Lipper Intermediate U.S. Government Funds Average...........        + 8.17
HIGH YIELD BOND FUND
A Shares*...................................................        +14.00%
C Shares*...................................................        +13.53
Merrill Lynch Domestic Master Index.........................        + 9.77
Salomon Brothers High Yield Market Index....................        +14.88
Lipper High Current Yield Funds Average.....................        +15.61

     In the pages that follow, you will find commentaries from Peter Wallace and Peter Wilby, the managers for the Intermediate Government and High Yield Bond Funds, respectively. I hope you find their comments helpful in better understanding how your investment portfolios are managed. You may have read recently of the merger agreement between Travelers Group and Salomon Inc, the parent of Salomon Brothers Asset Management Inc, subadviser to the High Yield Bond Fund. At their meeting on November 10, 1997, the Trustees of the High Yield Bond Fund authorized a shareholder vote seeking approval to continue our subadvisory agreement with Salomon Brothers Asset Management Inc in their new corporate structure. We do not expect any material changes in the way your portfolio will be managed under the new structure. You will receive more information along with the proxy statement in the next several weeks.

     Thank you for your continuing investment with us. We look forward to helping serve your investment needs in the coming years.

                                           Sincerely,

                                           /s/ STEPHEN G. HILL
                                           -------------------
                                           Stephen G. Hill
                                           President

---------------
* These returns are calculated without the imposition of front- or back-end sales load.

                                                               November 13, 1997

Dear Shareholders:

     For investors in the Intermediate Government Fund (the "Fund"), the fiscal year ended September 30, 1997 was rewarding. The Fund maintained a steady flow of income and produced a respectable total return, despite the sometimes extreme volatility in the bond market. After expenses, the Fund produced a total return of 7.28%* in A shares and 7.02%* in C shares for the fiscal year, compared to the Lehman Brothers Intermediate Government/Corporate Index return of 8.19% and the Lehman Brothers 1 to 3 Year Government Index return of 6.88%.

     Over the last year, the economy continued to expand without significant inflationary pressures. The Consumer Price Index (CPI) fell from a 3.00% year-over-year rate in September 1996 to only 2.20% by September 1997. Despite this favorable inflationary environment, market fears of a reverse in the inflationary trend have kept real interest rates relatively high. In our opinion, this offers investors in bond funds a very attractive opportunity. Should inflation continue to remain well-behaved, we would expect real interest rates to return to more historical levels, benefiting fixed income investors. There are several reasons why we believe this is a likely scenario.

     The Federal Reserve Open Market Committee took action on interest rates only once this year. They took a preemptive strike in March 1997, raising short-term interest rates by 0.25%. Since then, it appears they have been satisfied with their monetary policy relative to economic growth. Traditional sources of inflation that were feared at the beginning of the year have not presented a problem. Low unemployment rates have not led to higher wage pressures, possibly due to increases in productivity. Increases in personal incomes have not triggered substantially higher rates of consumption due to the general reduction of consumer debt. Despite this recent moderation in consumer debt levels, we believe they still remain high enough to act as a significant drag on demand growth, and therefore, the economy. This should help prevent higher rates of economic expansion that could trigger inflation and harm the fixed income market. We believe that the Federal Reserve Board will continue to remain inactive for the balance of 1997 and well into 1998 unless we experience a significant spike in the growth rate of the economy and a corresponding increase in the rate of inflation.

     The market's ongoing uncertainty over inflation and the stance of the Federal Reserve Board, has periodically helped push volatility to very high levels. While the yield on the 10 Year Treasury Bond fell by 60 basis points over the course of the fiscal year, it had a range of almost 100 basis points. Through this volatility, we maintained an effective duration longer than our index and benefited from the general downward trend in interest rates. Had we maintained a portfolio with an even longer duration, our returns would, in hindsight, have been even better. However, given the extreme volatility of the market, we did not believe the risk-reward tradeoffs warranted a further extension of our portfolio duration. Our outlook continues to be positive, our portfolio remains slightly longer than our index and we look forward to another rewarding year.

     Thank you for your continued confidence in Heritage Income
Trust-Intermediate Government Fund. We look forward to reporting to you again at the end of the Fund's semi-annual period next year.

                                          Sincerely,
                                          /s/ H. PETER WALLACE
                                          -------------------------------
                                          H. Peter Wallace, CFA
                                          Senior Vice President
                                          Heritage Asset Management, Inc.
                                          Portfolio Manager, Intermediate
                                          Government Fund
---------------

* These returns are calculated without the imposition of front- or back-end sales load.

--------------------------------------------------------------------------------

                      GROWTH OF A $10,000 INVESTMENT SINCE
        INCEPTION OF HERITAGE INCOME TRUST-INTERMEDIATE GOVERNMENT FUND
                        CLASS A SHARES ON MARCH 1, 1990

                                     CHART

The graph contained in the annual report compares the performance of the Heritage Income Trust - Intermediate Government Fund Class A shares with the Lehman Brothers 1 to 3 Year Government Index and the Lehman Brothers Intermediate Government/Corporate Index from inception (March 1, 1990) through September 30, 1997.

================================================================================

                      GROWTH OF A $10,000 INVESTMENT SINCE
        INCEPTION OF HERITAGE INCOME TRUST-INTERMEDIATE GOVERNMENT FUND
                        CLASS C SHARES ON APRIL 3, 1995

                                     CHART

The graph contained in the annual report compares the performance of the Heritage Income Trust - Intermediate Government Fund Class C shares with the Lehman Brothers 1 to 3 Year Government Index and the Lehman Brothers Intermediate Government/Corporate Index from inception of Class C Shares (April 3, 1995) through September 30, 1997.

--------------------------------------------------------------------------------

* Average annual total returns for Heritage Income Trust-Intermediate Government Fund are calculated in conformance with Item 22 of Form N-1A, which assumes the reinvestment of dividends and a sales load of 3.75% for Class A Shares.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                          INTERMEDIATE GOVERNMENT FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

    PRINCIPAL                                                                       MATURITY       MARKET
      AMOUNT                                                                          DATE          VALUE
    ---------                                                                      ----------    -----------
U.S. GOVERNMENT AND AGENCY SECURITIES--97.7%(A)
---------------------------------------------------------------------------------
  U.S. Treasuries--43.8%(a)
---------------------------------------------------------------------------------
        $1,500,000   U.S. Treasury Notes, 6.125%.................................    09/30/00    $ 1,509,375
         1,000,000   U.S. Treasury Notes, 5.25%..................................    01/31/01        980,625
         1,000,000   U.S. Treasury Notes, 6.25%..................................    04/30/01      1,009,375
         1,000,000   U.S. Treasury Notes, 6.25%..................................    01/31/02      1,009,375
         2,000,000   U.S. Treasury Notes, 6.125%.................................    08/15/07      2,001,250
                                                                                                 -----------
                     Total U.S. Treasuries (cost $6,487,109).....................                  6,510,000
                                                                                                 -----------
  U.S. GOVERNMENT AGENCIES--53.9%(A)
---------------------------------------------------------------------------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION--12.2%
---------------------------------------------------------------------------------
         1,804,074   Pool #C80379, 30 year Pass-Through, 7.0%....................    02/01/26      1,802,198
             5,167   REMIC, 1164 F, PAC, 7.0%....................................    03/15/05          5,157
                                                                                                 -----------
                                                                                                   1,807,355
                                                                                                 -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION--22.9%
---------------------------------------------------------------------------------
           903,796   Pool #335257, 15 year Pass-Through, 7.5%....................    01/01/11        925,443
         1,432,045   Pool #362688, 15 year Pass-Through, 7.0%....................    10/01/11      1,446,752
         1,000,000   REMIC, 1992-119E, Sequential Class, 8.0%....................    07/25/20      1,026,675
                                                                                                 -----------
                                                                                                   3,398,870
                                                                                                 -----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--18.8%
---------------------------------------------------------------------------------
         1,771,115   Pool #351468, 30 year Pass-Through, 7.5%....................    03/15/24      1,806,308
           997,535   Pool #421756, 30 year Pass-Through, 7.0%....................    08/01/26        997,224
                                                                                                 -----------
                                                                                                   2,803,532
                                                                                                 -----------
                     Total U.S. Government Agencies (cost $7,977,846)............                  8,009,757
                                                                                                 -----------
                     Total U.S. Government and Agency Securities (cost
                     $14,464,955)................................................                 14,519,757

REPURCHASE AGREEMENT--1.4%(A)
---------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated September
30, 1997, @ 5.85% to be repurchased at $215,035 on October 1, 1997, collateralized by $210,000 United States Treasury Notes, 6.75%, due August 15,
2026 (market value $222,079 including interest) (cost $215,000)..................                    215,000
                                                                                                 -----------
TOTAL INVESTMENT PORTFOLIO (COST $14,679,955)(B) 99.1%(A)........................                 14,734,757
OTHER ASSETS AND LIABILITIES, NET, 0.9%(A).......................................                    135,238
                                                                                                 -----------
NET ASSETS, 100.0%(A)............................................................                $14,869,995
                                                                                                 ===========

-------------------
(a) Percentages are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $54,802 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $108,706 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $53,904.

PAC-Planned Amortization Class
REMIC-Real Estate Mortgage Investment Conduit

    The accompanying notes are an integral part of the financial statements.

                                                                October 28, 1997

Dear Shareholders:

     The Heritage Income Trust-High Yield Bond Fund returned 14.00%* on its A shares and 13.53%* on its C shares for the fiscal year-ended September 30, 1997. By comparison, the Salomon Brothers High Yield Market Index rose 14.88% and the Lipper High Current Yield Fund category gained 15.61%.

     The High Yield Market recorded very strong returns for the latest twelve-month period. Factors driving the market higher included a Treasury market rally, demand for high yield debt from a variety of institutional and retail investors, and improving fundamental credit quality of high yield issuers.

     During the last 12 months, the 10-year U.S. Treasury has rallied to a yield of 6.10% from 6.70% as the combination of low inflation and moderate growth has been ideal for the financial markets. A record of over $20 billion flowed into high yield mutual funds, while a record number of collateralized bond obligations were funded. Pension funds and other institutional investors also continued to enter the market. In addition, robust economic conditions continued to boost credit quality measures and keep default rates to lower-than-average levels.

     The high yield market has been focused almost entirely on new issues. However, the record $116 billion of new issuance during the trailing twelve months was not nearly enough to slow the positive momentum. The average market yield has declined by .93% to 8.84% since September 30, 1996, while spreads to Treasuries have declined by .39% to 2.85% according to the Salomon Brothers High Yield Market Index.

     Leading the market over the last twelve months has been deferred interest securities and industries such as leisure/lodging, utilities, retail, transportation and telecommunications. Groups that have lagged the market include lower-rated securities, and industries such as publishing, supermarkets and auto-related.

     The Heritage Income Trust-High Yield Bond Fund increased its exposure to cyclical industries and energy at the expense of non-cyclical companies over the past year. The Fund is modestly overweighted in manufacturing, consumer products, energy, retail and service companies. Some of the Fund's best performing positions included several consumer products companies (Rayovac Corporation, Revlon Worldwide Corporation and Twin Labs) and retailers (CSK Auto, Inc., Specialty Retailers and Finlay Fine Jewelers). Other outperformers included companies that were bought by investment grade companies (Alamo, Central Transport, Smith Food & Drug and UNC, Inc.). The Fund's worst performing positions included two supermarkets (Brunos and Penn Traffic), which were hurt by extremely competitive local market conditions. The Fund's most underweighted industry remains telecommunications due to the higher risk profile of a number of these emerging technology companies.

                                          Sincerely,

                                          /s/ PETER J. WILBY
                                          -------------------------------------
                                          Peter J. Wilby
                                          Managing Director
                                          Salomon Brothers Asset Management Inc
                                          Portfolio Manager, High Yield Bond
                                          Fund

---------------
* These returns are calculated without the imposition of front- or back-end sales load.

--------------------------------------------------------------------------------

              GROWTH OF A $10,000 INVESTMENT SINCE THE APPROVAL OF
    SALOMON AS SUBADVISER TO THE HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                              ON FEBRUARY 1, 1996

                                     CHART

  The graph contained in the annual report compares the performance of the Heritage Income Trust - High Yield Bond Fund Class A & C shares with the Salomon Brothers High Yield Market Index from February 1, 1996 through September 30, 1997.

--------------------------------------------------------------------------------

  The graph represents performance from February 1, 1996 through September 30, 1997. On February 1st Salomon Brothers Asset Management Inc assumed portfolio management responsibilities as the new subadviser to the Fund. At that time the investment objective was changed to high current income and the investment policies were modified to allow the Fund to primarily invest in lower-and medium-rated high yield fixed income securities.
* Total returns for Heritage Income Trust-High Yield Bond Fund are calculated in conformance with Item 22 of Form N-1A, which assumes the reinvestment of dividends and a sales load of 3.75% for Class A Shares.

--------------------------------------------------------------------------------

                      GROWTH OF A $10,000 INVESTMENT SINCE
            INCEPTION OF HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                        CLASS A SHARES ON MARCH 1, 1990

                                     CHART

The graph contained in the annual report compares the performance of the Heritage Income Trust - High Yield Bond Fund Class A shares with the Merrill Lynch Domestic Master Index from inception (March 1, 1990) through September 30, 1997.

================================================================================

                      GROWTH OF A $10,000 INVESTMENT SINCE
            INCEPTION OF HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                        CLASS C SHARES ON APRIL 3, 1995

                                     CHART

The graph contained in the annual report compares the performance of the Heritage Income Trust - High Yield Bond Fund Class C shares with the Merrill Lynch Domestic Master Index from inception (April 3, 1995) through September 30, 1997.

--------------------------------------------------------------------------------

* Average annual total returns for Heritage Income Trust-High Yield Bond Fund are calculated in conformance with Item 22 of Form N-1A, which assumes the reinvestment of dividends and a sales load of 3.75% for Class A Shares.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
------------------                                                                 --------      ------
DOMESTIC CORPORATE BONDS--87.7%(A)
-------------------------------------------------------------------------------------------
    AEROSPACE--1.0%
-------------------------------------------------------------------------------------------
          $500,000   L-3 Communications Corporation, 10.375%.....................  05/01/07    $   537,500
                                                                                               -----------
    AUTO PARTS/EQUIPMENT--0.6%
-------------------------------------------------------------------------------------------
           350,000   Venture Holdings Trust, 9.75%...............................  04/01/04        336,000
                                                                                               -----------
    BEVERAGES--1.0%
-------------------------------------------------------------------------------------------
           500,000   Stroh Brewery Company, 11.1%................................  07/01/06        520,000
                                                                                               -----------
    BROADCASTING--7.3%
-------------------------------------------------------------------------------------------
           250,000   Adelphia Communications Corporation, 9.875%.................  03/01/07        258,125
           500,000   Cablevision Systems Corporation, 10.50%.....................  05/15/16        567,500
           500,000   Chancellor Media Corporation, 9.375%........................  10/01/04        521,250
           500,000   Jacor Communications, Inc., 9.75%...........................  12/15/06        536,250
                     Marcus Cable Company, 0% to 6/15/00, 14.25% to
           750,000   maturity(d).................................................  12/15/05        624,375
           500,000   Rogers Communications, Inc., 8.875%.........................  07/15/07        502,500
           500,000   SFX Broadcasting, Inc., 10.75%..............................  05/15/06        548,125
           500,000   United International Holdings, Zero Coupon Bond.............  11/15/99        408,125
                                                                                               -----------
                                                                                                 3,966,250
                                                                                               -----------
    BUILDING--1.8%
-------------------------------------------------------------------------------------------
           250,000   Nortek, Inc., 9.125%........................................  09/01/07        252,812
                     Waxman Industries, Inc., 0% to 6/1/99, 12.75% to
           850,000   maturity(d).................................................  06/01/04        748,000
                                                                                               -----------
                                                                                                 1,000,812
                                                                                               -----------
    CHEMICALS--2.0%
-------------------------------------------------------------------------------------------
           500,000   Freedom Chemical Company, 10.625%...........................  10/15/06        535,000
           500,000   Texas Petrochemicals, 11.125%...............................  07/01/06        543,750
                                                                                               -----------
                                                                                                 1,078,750
                                                                                               -----------
    CONGLOMERATES/DIVERSIFIED--1.0%
-------------------------------------------------------------------------------------------
                     Jordan Industries, Inc., 0% to 4/1/02, 11.75% to
         1,000,000   maturity(d).................................................  04/01/09        550,000
                                                                                               -----------
    CONTAINERS--1.4%
-------------------------------------------------------------------------------------------
           250,000   Radnor Holdings, Inc., 10.0%................................  12/01/03        259,062
           500,000   Stone Container Corporation, 12.25%.........................  04/01/02        516,250
                                                                                               -----------
                                                                                                   775,312
                                                                                               -----------
    COSMETICS/TOILETRIES--1.8%
-------------------------------------------------------------------------------------------
           400,000   Anchor Advanced Products, Inc., 11.75%......................  04/01/04        426,000
           750,000   Revlon Worldwide Corporation, Zero Coupon Bond..............  03/15/01        541,875
                                                                                               -----------
                                                                                                   967,875
                                                                                               -----------
    DATA PROCESSING--1.5%
-------------------------------------------------------------------------------------------
           250,000   Alvey Systems, Inc., 11.375%................................  01/31/03        262,500
           500,000   Unisys Corporation, 11.75%..................................  10/15/04        562,500
                                                                                               -----------
                                                                                                   825,000
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1997
                                  (CONTINUED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
------------------                                                                 --------      ------
ELECTRONICS/ELECTRIC--3.4%
-------------------------------------------------------------------------------------------
          $200,000   Amphenol Corporation, 9.875%................................  05/15/07    $   212,000
           500,000   Axiohm Transaction Solutions, Inc., 9.75%...................  10/01/07        505,000
                     DecisionOne Holdings Corporation, 0% to 8/1/02, 11.5% to
           500,000   maturity(d).................................................  08/01/08        332,500
           250,000   Exide Electronics Group, Inc., 11.5%........................  03/15/06        286,563
           500,000   Rayovac Corporation, 10.25%.................................  11/01/06        540,000
                                                                                               -----------
                                                                                                 1,876,063
                                                                                               -----------
    FILMED ENTERTAINMENT--1.0%
-------------------------------------------------------------------------------------------
           500,000   Cinemark USA, Inc., 9.625%..................................  08/01/08        512,500
                                                                                               -----------
    FINANCE--2.5%
-------------------------------------------------------------------------------------------
           500,000   Airplane Pass Through Trust, Class "D", 10.875%.............  03/15/19        579,665
           250,000   Dollar Financial Group, Inc., 10.875%.......................  11/15/06        268,750
           500,000   DVI, Inc., 9.875%...........................................  02/01/04        513,750
                                                                                               -----------
                                                                                                 1,362,165
                                                                                               -----------
    FOOD--4.6%
-------------------------------------------------------------------------------------------
           250,000   B&G Foods, Inc., 9.625%.....................................  08/01/07        249,688
           500,000   CFP Holdings, Inc., 11.625%.................................  01/15/04        502,500
           500,000   Fleming Companies, Inc., 10.5%..............................  12/01/04        522,500
           250,000   North Atlantic, 11.0%.......................................  06/15/04        261,250
           500,000   SC International Services, Inc., 9.25%......................  09/01/07        506,250
           500,000   Specialty Foods Acquisition Corporation, 10.25%.............  08/15/01        492,500
                                                                                               -----------
                                                                                                 2,534,688
                                                                                               -----------
    HEALTH CARE CENTERS--1.5%
-------------------------------------------------------------------------------------------
           400,000   Graham-Field Health Products, Inc., 9.75%...................  08/15/07        416,000
           400,000   Integrated Health Services, Inc., 9.25%.....................  01/15/08        406,000
                                                                                               -----------
                                                                                                   822,000
                                                                                               -----------
    HOTELS/MOTELS/INNS--1.9%
-------------------------------------------------------------------------------------------
           150,000   HMH Properties, Inc., 8.875%................................  07/15/07        153,937
           300,000   HMH Properties, Inc., 9.50%.................................  05/15/05        315,750
           500,000   Wyndham Hotel Corporation, 10.5%............................  05/15/06        567,500
                                                                                               -----------
                                                                                                 1,037,187
                                                                                               -----------
    HOUSEHOLD PRODUCTS--1.0%
-------------------------------------------------------------------------------------------
           500,000   Shop Vac Corporation, 10.625%...............................  09/01/03        536,250
                                                                                               -----------
    JEWELRY/SILVERWARE/TIME PIECES/CHINA--1.1%
-------------------------------------------------------------------------------------------
           550,000   Herff Jones, Inc., 11.0%....................................  08/15/05        599,500
                                                                                               -----------
    LEISURE/AMUSEMENT--3.1%
-------------------------------------------------------------------------------------------
           750,000   Coleman Escrow Corporation, Zero Coupon Bond................  05/15/01        510,000
           500,000   Selmer Company, Inc., 11.0%.................................  05/15/05        550,000
           125,000   Sun International Hotels, Ltd., 9.0%........................  03/15/07        128,750
           500,000   Trump Atlantic City, 11.25%.................................  05/01/06        484,375
                                                                                               -----------
                                                                                                 1,673,125
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1997
                                  (CONTINUED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
------------------                                                                 --------      ------
MANUFACTURING/DISTRIBUTIONS--8.2%
-------------------------------------------------------------------------------------------
          $500,000   Clark-Schwebel, Inc., 10.5%.................................  04/15/06    $   541,250
           250,000   High Voltage Engineering Group, 10.5%.......................  08/15/04        262,500
           500,000   Hines Horticulture, Inc., 11.75%............................  10/15/05        545,000
           500,000   Insilco Corporation, 10.25%.................................  08/15/07        516,250
           500,000   International Knife & Saw, 11.375%..........................  11/15/06        543,750
           250,000   Polymer Group, Inc., 9.0%...................................  07/01/07        252,500
           333,000   Samsonite Corporation, 11.125%..............................  07/15/05        381,285
           500,000   Specialty Equipment Companies, Inc., 11.375%................  12/01/03        543,750
           500,000   Talley Manufacturing & Technology, Inc., 10.75%.............  10/15/03        526,250
           333,000   Terex Corporation, 13.25%...................................  05/15/02        381,285
                                                                                               -----------
                                                                                                 4,493,820
                                                                                               -----------
    MEDICAL EQUIPMENT/SUPPLY--3.3%
-------------------------------------------------------------------------------------------
           500,000   Fresenius Medical Care, 9.0%................................  12/01/06        518,750
           500,000   Maxxim Medical, Inc., 10.5%.................................  08/01/06        542,500
           500,000   Packard Bioscience, 9.375%..................................  03/01/07        510,625
           250,000   UROHEALTH Systems, Inc., Class "A", 12.5%...................  04/01/04        248,125
                                                                                               -----------
                                                                                                 1,820,000
                                                                                               -----------
    METAL--1.9%
-------------------------------------------------------------------------------------------
           500,000   Envirosource, Inc., 9.75%...................................  06/15/03        500,000
           500,000   Renco Metals Inc., 11.5%....................................  07/01/03        540,000
                                                                                               -----------
                                                                                                 1,040,000
                                                                                               -----------
    MINING/DIVERSIFIED--0.9%
-------------------------------------------------------------------------------------------
           500,000   Anker Coal Group, Inc., 9.75%...............................  10/01/07        507,500
                                                                                               -----------
    OIL & GAS--8.9%
-------------------------------------------------------------------------------------------
           500,000   Benton Oil & Gas Company, 11.625%...........................  05/01/03        550,000
           500,000   Cliffs Drilling Company, 10.25%.............................  05/15/03        543,750
           500,000   Costilla Energy, Inc., 10.25%...............................  10/01/06        520,000
           500,000   Dawson Production Services, Inc., 9.375%....................  02/01/07        521,250
         1,000,000   DI Industries, Inc., 8.875%.................................  07/01/07      1,030,000
           500,000   National Energy Group, Inc., 10.75%.........................  11/01/06        522,500
           250,000   Parker Drilling Company, 9.75%..............................  11/15/06        267,500
           500,000   Snyder Oil Corporation, 8.75%...............................  06/15/07        496,250
           500,000   Transamerican Energy, 0% to 6/15/99, 13.0% to maturity(d)...  06/15/02        396,875
                                                                                               -----------
                                                                                                 4,848,125
                                                                                               -----------
    PAPER/PRODUCTS--0.5%
-------------------------------------------------------------------------------------------
           250,000   Crown Paper Company, 11.0%..................................  09/01/05        270,000
                                                                                               -----------
    PET & SUPPLIES--1.0%
-------------------------------------------------------------------------------------------
           500,000   Doane Products Company, 10.625%.............................  03/01/06        535,000
                                                                                               -----------
    PLASTIC/PRODUCTS--2.0%
-------------------------------------------------------------------------------------------
           500,000   Berry Plastics Corporation, 12.25%..........................  04/15/04        548,125
           500,000   Plastic Specialties and Technologies, Inc., 11.25%..........  12/01/03        541,250
                                                                                               -----------
                                                                                                 1,089,375
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1997
                                  (CONTINUED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
------------------                                                                 --------      ------
PUBLISHING--1.0%
-------------------------------------------------------------------------------------------
          $500,000   American Media Operation, Inc., 11.625%.....................  11/15/04    $   548,125
                                                                                               -----------
    RETAIL STORES--8.2%
-------------------------------------------------------------------------------------------
           250,000   Bruno's, Inc., 10.5%........................................  08/01/05        148,750
           500,000   Carr-Gottstein Foods Company, 12.0%.........................  11/15/05        553,750
           500,000   Cole National Group, 9.875%.................................  12/31/06        533,125
           250,000   CSK Auto, Inc., 11.0%.......................................  11/01/06        267,500
           500,000   Eye Care Centers, 12.0%.....................................  10/01/03        552,500
                     Finlay Enterprises, Inc., 0% to 5/1/98, 12% to
         1,000,000   maturity(d).................................................  05/01/05        968,750
           500,000   Hills Stores Company, 12.5%.................................  07/01/03        410,000
           500,000   Jitney Jungle Stores, 12.0%.................................  03/01/06        562,500
           500,000   Pueblo Xtra International, 9.5%.............................  08/01/03        497,500
                                                                                               -----------
                                                                                                 4,494,375
                                                                                               -----------
    SERVICES--5.3%
-------------------------------------------------------------------------------------------
                     Allied Waste Industries, Inc., 0% to 6/1/02, 11.3% to
           350,000   maturity(d).................................................  06/01/07        235,813
           500,000   Borg-Warner Security Corporation, 9.125%....................  05/01/03        508,750
           250,000   Federal Data Corporation, 10.125%...........................  08/01/05        253,750
           500,000   Iron Mountain, Inc., 10.125%................................  10/01/06        540,000
           400,000   Loomis Fargo & Co., 10.0%...................................  01/15/04        408,000
                     Norcal Waste Systems, Inc., 13.25% to 11/16/97, 13.5% to
           500,000   maturity(d).................................................  11/15/05        575,000
           325,000   Pierce Leahy Corporation, 11.125%...........................  07/15/06        365,625
                                                                                               -----------
                                                                                                 2,886,938
                                                                                               -----------
    TELECOMMUNICATIONS--4.3%
-------------------------------------------------------------------------------------------
                     Intermedia Communications of Florida, 0% to 05/15/01, 12.5%
         1,000,000   to maturity(d)..............................................  05/15/06        785,000
                     International CableTel, Inc., 0% to 02/01/01, 11.5% to
         1,000,000   maturity(d).................................................  02/01/06        745,000
           500,000   Nextlink Communications, 12.5%..............................  04/15/06        575,000
           250,000   Western Wireless Corporation, 10.5%.........................  06/01/06        261,875
                                                                                               -----------
                                                                                                 2,366,875
                                                                                               -----------
    TEXTILES--1.8%
-------------------------------------------------------------------------------------------
           500,000   Dyersburg Corporation, 9.75%................................  09/01/07        511,875
           500,000   Polysindo International Company, 9.375%.....................  07/30/07        491,875
                                                                                               -----------
                                                                                                 1,003,750
                                                                                               -----------
    TRANSPORTATION--0.9%
-------------------------------------------------------------------------------------------
           500,000   Ryder TRS, Inc., 10.0%......................................  12/01/06        507,500
                                                                                               -----------
                     Total Domestic Corporate Bonds (cost $46,105,575)...........               47,922,360
                                                                                               -----------
FOREIGN CONVERTIBLE BONDS--1.0%(A)(C)
-------------------------------------------------------------------------------------------
    PUBLISHING--1.0%
-------------------------------------------------------------------------------------------
         1,500,000   Hollinger, Inc., Zero Coupon Bond...........................  10/05/13        570,000
                                                                                               -----------
                     Total Foreign Convertible Bonds (cost $531,630).............                  570,000
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1997
                                  (CONTINUED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
------------------                                                                 --------      ------
FOREIGN CORPORATE BONDS--4.4%(A)(C)
-------------------------------------------------------------------------------------------
    AUTO PARTS/EQUIPMENT--0.7%
-------------------------------------------------------------------------------------------
          $500,000   Speedy Muffler King, Inc., 10.875%..........................  10/01/06    $   415,000
                                                                                               -----------

    BROADCASTING--1.4%
-------------------------------------------------------------------------------------------
         1,000,000   Diamond Cable, 0% to 12/15/00, 11.75% to maturity(d)........  12/15/05        750,000
                                                                                               -----------

    MANUFACTURING/DISTRIBUTIONS--0.3%
-------------------------------------------------------------------------------------------
                     International Semi-Tech Corporation, 0% to 08/15/03, 11.5%
           250,000   to maturity(d)..............................................  08/15/03        158,750
                                                                                               -----------

    PAPER/PRODUCTS--0.9%
-------------------------------------------------------------------------------------------
           500,000   Doman Industries, Ltd., 8.75%...............................  03/15/04        495,000
                                                                                               -----------

    STEEL/IRON--1.1%
-------------------------------------------------------------------------------------------
           500,000   Algoma Steel, Inc., 12.375%.................................  07/15/05        583,750
                                                                                               -----------
                     Total Foreign Corporate Bonds (cost $2,364,215).............                2,402,500
                                                                                               -----------

                                     SHARES
                                     ------
WARRANTS--0.2%(A)
-------------------------------------------------------------------------------------------
    MANUFACTURING/DISTRIBUTIONS--0.1%
-------------------------------------------------------------------------------------------
             2,000   Terex Corporation*..........................................                   30,000
                                                                                               -----------
    MEDICAL EQUIPMENT/SUPPLY--0.1%
-------------------------------------------------------------------------------------------
               206   Wright Medical Technology, Inc.*............................                   20,588
                                                                                               -----------
                     Total Warrants (cost $4,040)................................                   50,588
                                                                                               -----------
Total investment portfolio excluding repurchase agreement (cost $49,005,460)(b),
  93.3%(a).......................................................................               50,945,448
REPURCHASE AGREEMENT--2.6%(A)
-------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated September
30, 1997, @ 5.85%, to be repurchased at $1,450,236 on October 1, 1997, collateralized by $1,410,000 United States Treasury Notes, 6.75%, due August 15,
2026 (market value $1,477,675 including interest)
(cost $1,450,000)................................................................                1,450,000
                                                                                               -----------
TOTAL INVESTMENT PORTFOLIO (COST $50,455,460)(B), 95.9%(A).......................               52,395,448
OTHER ASSETS AND LIABILITIES, NET, 4.1%(A).......................................                2,222,258
                                                                                               -----------
NET ASSETS, 100.0%...............................................................              $54,617,706
                                                                                               ===========

-------------------
  * Non-income producing.
(a) Percentages are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $1,939,988, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $2,244,239 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $304,251.
(c) Denominated in US dollars.
(d) Bonds reset to applicable coupon rate at a future date.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                               INTERMEDIATE      HIGH YIELD
                                                              GOVERNMENT FUND     BOND FUND
                                                              ---------------    -----------
Assets
------------------------------------------------------------

Investments, at market value (identified cost $14,679,955
  and $50,455,460, respectively) (Note 1)...................    $14,734,757      $52,395,448
Cash........................................................          4,000          556,083
Receivables:
  Investments sold..........................................             --        1,900,990
  Fund shares sold..........................................         20,504           76,122
  From Manager..............................................         39,456               --
  Dividends and interest....................................        109,574        1,202,910
Deferred state/federal registration expenses (Note 1).......          9,847            8,627
Prepaid insurance...........................................          1,423            2,214
                                                                -----------      -----------
        Total Assets........................................    $14,919,561      $56,142,394
                                                                -----------      -----------
Liabilities
------------------------------------------------------------

Payables (Note 4):
  Investments purchased.....................................    $        --      $ 1,253,633
  Fund shares redeemed......................................          5,000          173,372
  Accrued management fee....................................             --           33,546
  Accrued distribution fee..................................          4,218           18,378
  Other accrued expenses....................................         40,348           45,759
                                                                -----------      -----------
        Total Liabilities...................................         49,566        1,524,688
                                                                -----------      -----------
Net assets, at market value.................................    $14,869,995      $54,617,706
                                                                ===========      ===========
Net Assets
------------------------------------------------------------

Net assets consist of:
  Paid-in capital...........................................    $21,487,772      $52,979,288
  Undistributed net investment income (Note 1)..............        703,649          414,731
  Accumulated net realized loss (Notes 1 and 5).............     (7,376,228)        (716,301)
  Net unrealized appreciation on investments................         54,802        1,939,988
                                                                -----------      -----------
Net assets, at market value.................................    $14,869,995      $54,617,706
                                                                ===========      ===========
Net assets, at market value
  Class A Shares............................................    $14,060,430      $41,836,688
  Class C Shares............................................        809,565       12,781,018
                                                                -----------      -----------
        Total...............................................    $14,869,995      $54,617,706
                                                                ===========      ===========
Shares of beneficial interest outstanding
  Class A Shares............................................      1,527,676        3,912,752
  Class C Shares............................................         88,198        1,200,287
                                                                -----------      -----------
        Total...............................................      1,615,874        5,113,039
                                                                ===========      ===========
Net Asset Value -- offering and redemption price per share
  (Notes 1 and 2)
  Class A Shares............................................          $9.20           $10.69
                                                                     ======            =====
    Maximum offering price per share (100/96.25 of $9.20 and
     $10.69, respectively)..................................          $9.56           $11.11
                                                                     ======            =====
  Class C Shares............................................          $9.18           $10.65
                                                                     ======            =====

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                               INTERMEDIATE      HIGH YIELD
                                                              GOVERNMENT FUND    BOND FUND
                                                              ---------------    ----------
Investment Income
------------------------------------------------------------
Income:
  Interest..................................................    $1,076,911       $4,767,908
Expenses (Notes 1 and 4):
  Management fee............................................        81,847          287,069
  Distribution fee (Class A Shares).........................        51,820          112,342
  Distribution fee (Class C Shares).........................         4,586           88,981
  Professional fees.........................................        40,357           42,385
  Custodian/Fund accounting fees............................        37,817           51,366
  State/Federal registration expenses.......................        23,008           21,788
  Reports to shareholders...................................        11,314           19,279
  Shareholder servicing fees................................        10,688           24,851
  Trustees' fees and expenses...............................         8,525            7,741
  Insurance expense.........................................         3,536            4,484
  Other.....................................................         2,614           17,660
                                                                ----------       ----------
    Total expenses before waiver and reimbursement..........       276,112          677,946
    Fees waived by Manager (Note 4).........................       (81,847)         (45,839)
    Reimbursement from Manager..............................       (39,456)              --
                                                                ----------       ----------
    Total expenses after waiver and reimbursement...........       154,809          632,107
Net investment income.......................................    $  922,102       $4,135,801
                                                                ----------       ----------
Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------
Net realized gain (loss) from investment transactions.......      (136,028)         778,438
Net increase in unrealized appreciation of investments
  during the year...........................................       354,485        1,375,780
                                                                ----------       ----------
        Net gain on investments.............................       218,457        2,154,218
                                                                ----------       ----------
Net increase in net assets resulting from operations........    $1,140,559       $6,290,019
                                                                ==========       ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE YEARS ENDED
                                                              ----------------------------------------
                                                              SEPTEMBER 30, 1997    SEPTEMBER 30, 1996
                                                              ------------------    ------------------
Intermediate Government Fund
------------------------------------------------------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................     $   922,102           $ 1,143,431
  Net realized gain (loss) investment transactions..........        (136,028)              109,860
  Net increase (decrease) in unrealized appreciation of
    investments during the year.............................         354,485              (549,553)
                                                                 -----------           -----------
  Net increase in net assets resulting from operations......       1,140,559               703,738
Dividends to shareholders from:
  Net investment income Class A Shares, ($0.52 and $0.50 per
    share, respectively)....................................        (897,448)           (1,148,575)
  Net investment income Class C Shares, ($0.50 and $0.49 per
    share, respectively)....................................         (41,089)              (18,913)
Decrease in net assets from Fund share transactions (Note
  2)........................................................      (3,448,028)           (5,986,251)
                                                                 -----------           -----------
Decrease in net assets......................................      (3,246,006)           (6,450,001)
Net assets, beginning of year...............................      18,116,001            24,566,002
                                                                 -----------           -----------
Net assets, end of year (including undistributed net
  investment income of $703,649 and $726,228,
  respectively).............................................     $14,869,995           $18,116,001
                                                                 ===========           ===========

                                                                        FOR THE YEARS ENDED
                                                              ----------------------------------------
                                                              SEPTEMBER 30, 1997    SEPTEMBER 30, 1996
                                                              ------------------    ------------------
High Yield Bond Fund
------------------------------------------------------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................     $ 4,135,801           $ 2,803,774
  Net realized gain on investment transactions..............         778,438               970,631
  Net increase (decrease) in unrealized appreciation of
    investments during the year.............................       1,375,780               (58,735)
                                                                 -----------           -----------
  Net increase in net assets resulting from operations......       6,290,019             3,715,670
Dividends to shareholders from:
  Net investment income Class A Shares, ($0.89 and $0.80 per
    share, respectively)....................................      (3,120,267)           (2,445,168)
  Net investment income Class C Shares, ($0.84 and $0.76 per
    share, respectively)....................................        (890,714)             (222,208)
Increase in net assets from Fund share transactions (Note
  2)........................................................      12,731,865             7,911,842
                                                                 -----------           -----------
Increase in net assets......................................      15,010,903             8,960,136
Net assets, beginning of year...............................      39,606,803            30,646,667
                                                                 -----------           -----------
Net assets, end of year (including undistributed net
  investment income of $414,731 and $245,567
  respectively).............................................     $54,617,706           $39,606,803
                                                                 ===========           ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE INCOME TRUST-INTERMEDIATE GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      CLASS A SHARES                      CLASS C SHARES
                                                        ------------------------------------------   ------------------------
                                                                                                       FOR THE YEARS ENDED
                                                            FOR THE YEARS ENDED SEPTEMBER 30,             SEPTEMBER 30,
                                                        ------------------------------------------   ------------------------
                                                        1997*    1996*     1995    1994*     1993    1997*    1996*    1995+
                                                        ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF YEAR....................  $ 9.08   $ 9.29   $ 9.10   $ 9.44   $ 9.84   $ 9.06   $ 9.27   $ 9.05
                                                        ------   ------   ------   ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)............................    0.51     0.50     0.62     0.43     0.59     0.49     0.49     0.21
  Net realized and unrealized gain (loss) on
    investments.......................................    0.13    (0.21)    0.12    (0.40)   (0.44)    0.13    (0.21)    0.23
                                                        ------   ------   ------   ------   ------   ------   ------   ------
  Total from Investment Operations....................    0.64     0.29     0.74     0.03     0.15     0.62     0.28     0.44
                                                        ------   ------   ------   ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
  Dividends from net investment income................   (0.52)   (0.50)   (0.55)   (0.37)   (0.52)   (0.50)   (0.49)   (0.22)
  Distributions from net realized gains...............      --       --       --       --    (0.03)               --       --
                                                        ------   ------   ------   ------   ------   ------   ------   ------
  Total Distributions.................................   (0.52)   (0.50)   (0.55)   (0.37)   (0.55)   (0.50)   (0.49)   (0.22)
                                                        ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END OF YEAR..........................  $ 9.20   $ 9.08   $ 9.29   $ 9.10   $ 9.44   $ 9.18   $ 9.06   $ 9.27
                                                        ======   ======   ======   ======   ======   ======   ======   ======
TOTAL RETURN (%)(D)...................................    7.28     3.24     8.47     0.36     1.58     7.02     3.04     4.90(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average daily net
    assets(a).........................................    0.93     0.94     0.95     0.95     0.91     1.20     1.20     1.20(b)
  Net investment income to average daily net assets...    5.65     5.42     5.50     4.60     5.99     5.38     5.22     5.19(b)
  Portfolio turnover rate.............................      69      135      162      214      150       69      135      162
  Net assets, end of year ($ millions)................      14       18       24       41      102        1      0.6     0.07

---------------

   * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the year since use of the undistributed income method does not correspond with results of operations.
   + For the period April 3, 1995 (commencement of Class C Shares) to September
     30, 1995.
 (a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.07, $.06, $.06, $.03 and $.01 per Class A Shares for the five years ended September 30, 1997, respectively. The operating expense ratios including such items would have been 1.67%, 1.61%, 1.47%, 1.18% and 1.03% for Class A Shares for the five years ended September 30, 1997, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.07, $.06 and $.06 per Class C Shares for the three periods ended September 30, 1997, respectively. The operating expense ratio including such items would have been 1.94%, 1.87% and 1.72% (annualized) for Class C Shares for the three periods ended September 30, 1997, respectively.
 (b) Annualized.
 (c) Not annualized.
 (d) Does not reflect the imposition of a sales load.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                CLASS A SHARES                      CLASS C SHARES
                                                  ------------------------------------------   ------------------------
                                                             FOR THE YEARS ENDED                 FOR THE YEARS ENDED
                                                                SEPTEMBER 30,                       SEPTEMBER 30,
                                                  ------------------------------------------   ------------------------
                                                   1997     1996     1995     1994     1993     1997     1996    1995+
                                                  ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF YEAR..............  $10.22   $ 9.94   $ 9.65   $10.65   $10.82   $10.18   $ 9.91   $ 9.62
                                                  ------   ------   ------   ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)......................    0.90     0.84(e)  0.72     0.69     0.81     0.85     0.79(e)  0.31
  Net realized and unrealized gain (loss) on
    investments.................................    0.46     0.24     0.31    (0.84)    0.07     0.46     0.24     0.28
                                                  ------   ------   ------   ------   ------   ------   ------   ------
  Total from Investment Operations..............    1.36     1.08     1.03    (0.15)    0.88     1.31     1.03     0.59
                                                  ------   ------   ------   ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
  Dividends from net investment income..........   (0.89)   (0.80)   (0.74)   (0.71)   (0.83)   (0.84)   (0.76)   (0.30)
  Distributions from net realized gains.........      --       --       --    (0.07)   (0.22)      --       --       --
  Distribution in excess of net realized
    gains.......................................      --       --       --    (0.07)      --       --       --       --
                                                  ------   ------   ------   ------   ------   ------   ------   ------
  Total Distributions...........................   (0.89)   (0.80)   (0.74)   (0.85)   (1.05)   (0.84)   (0.76)   (0.30)
                                                  ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END OF YEAR....................  $10.69   $10.22   $ 9.94   $ 9.65   $10.65   $10.65   $10.18   $ 9.91
                                                  ======   ======   ======   ======   ======   ======   ======   ======
TOTAL RETURN (%)(D).............................   14.00    11.44    11.23    (1.59)    8.57    13.53    10.93     6.18(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average daily net
    assets(a)...................................    1.21     1.23     1.25     1.25     1.19     1.70     1.70     1.70(b)
  Net investment income to average daily net
    assets......................................    8.76     8.41     7.35     6.76     7.57     8.26     8.39     6.67(b)
  Portfolio turnover rate.......................     101      143      109      135      150      101      143      109
  Net assets, end of year
    ($ millions)................................      42       33       30       36       42       13        6      0.6

---------------

 + For the period April 3, 1995 (commencement of Class C Shares) to September 30, 1995.
(a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.01, $.03, $.03, $.02 and $.02 per Class A Shares for the five years ended September 30, 1997, respectively. The operating expense ratios including such items would have been 1.30%, 1.51%, 1.51%, 1.42% and 1.43% for Class A Shares for the five years ended September 30, 1997, respectively. Excludes management fees waived by the Manager in the amount of $.01, $0.03 and $0.03 per Class C Shares for the three periods ended September 30, 1997, respectively. The operating expense ratio including such items would have been 1.79%, 1.98% and 1.96% (annualized) for Class C Shares for the three periods ended September 30, 1997, respectively.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales load.
(e) Amounts calculated prior to reclassification of $16,079. The effect of such reclassification would have resulted in an increase in net investment income of $.01 for Class A Shares and $0.01 for Class C Shares.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1:
      SIGNIFICANT ACCOUNTING POLICIES. Heritage Income Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Intermediate Government Fund (formerly known as the Limited Maturity Government Portfolio) and the High Yield Bond Fund (formerly known as the Diversified Portfolio) (each, a "Fund" and collectively, the "Funds"). The High Yield Bond Fund has an investment objective of high current income. The Intermediate Government Fund has an investment objective of high current income consistent with the preservation of capital. The Funds currently issue Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions less than one year after purchase. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

      Security Valuation: Each Fund values investment securities at market value based on the last sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Investments in certain debt instruments not traded in an organized market, are valued on the basis of valuations furnished by independent pricing services or broker/dealers that utilize information with respect to market transactions in such securities or comparable securities, quotations from dealers, yields, maturities, ratings and various relationships between securities. Short term investments having a maturity of 60 days or less are valued at cost, which when combined with accrued interest included in the interest receivable or discount earned, approximates market.

      Repurchase Agreements: Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

      Federal Income Taxes: Each Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

      Distribution of Income and Gains: Distributions of net investment income are made monthly. Net realized gains from investment transactions for each Fund during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

      Expenses: Each Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the Trust. Expenses of each Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

      State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

      Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

      Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis except when income is not expected. All original issue discounts are accreted for both federal income tax and financial reporting purposes.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2:
      FUND SHARES: At September 30, 1997, there was an unlimited number of shares of beneficial interest of no par value authorized.

      Transactions in Class A Shares of the Intermediate Government Fund during the year ended September 30, 1997 and 1996 were as follows:

                                                                               INTERMEDIATE GOVERNMENT FUND
                                                                                   FOR THE YEARS ENDED
                                                                   ----------------------------------------------------
                                                                      SEPTEMBER 30, 1997          SEPTEMBER 30, 1996
                                                                   ------------------------    ------------------------
                                                                    SHARES        AMOUNT        SHARES        AMOUNT
                                                                   ---------    -----------    ---------    -----------
        Class A Shares
        ---------------------------------------------------------
        Shares sold..............................................     29,039    $   263,983      116,103    $ 1,074,406
        Shares issued on reinvestment of distributions...........     86,848        790,115      107,141        986,398
        Shares redeemed..........................................   (518,637)    (4,719,949)    (929,766)    (8,580,559)
                                                                   ---------    -----------    ---------    -----------
        Net decrease.............................................   (402,750)   $(3,665,851)    (706,522)   $(6,519,755)
                                                                                ===========                 ===========
        Shares outstanding:
          Beginning of year......................................  1,930,426                   2,636,948
                                                                   ---------                   ---------
          End of year............................................  1,527,676                   1,930,426
                                                                   =========                   =========

      Transactions in Class C Shares of the Intermediate Government Fund during the year ended September 30, 1997 and 1996 were as follows:

                                                                               INTERMEDIATE GOVERNMENT FUND
                                                                                   FOR THE YEARS ENDED
                                                                   ----------------------------------------------------
                                                                      SEPTEMBER 30, 1997          SEPTEMBER 30, 1996
                                                                   ------------------------    ------------------------
                                                                    SHARES        AMOUNT        SHARES        AMOUNT
                                                                   ---------    -----------    ---------    -----------
        Class C Shares
        ---------------------------------------------------------
        Shares sold..............................................     45,681    $   417,167       60,267    $   559,648
        Shares issued on reinvestment of distributions...........      4,462         40,481        2,016         18,326
        Shares redeemed..........................................    (26,520)      (239,825)      (4,889)       (44,470)
                                                                   ---------    -----------    ---------    -----------
        Net increase.............................................     23,623    $   217,823       57,394    $   533,504
                                                                                ===========                 ===========
        Shares outstanding:
          Beginning of year......................................     64,575                       7,181
                                                                   ---------                   ---------
          End of year............................................     88,198                      64,575
                                                                   =========                   =========

      Transactions in Class A Shares of the High Yield Bond Fund during the year ended September 30, 1997 and 1996 were as follows:

                                                                                   HIGH YIELD BOND FUND
                                                                                   FOR THE YEARS ENDED
                                                                   ----------------------------------------------------
                                                                      SEPTEMBER 30, 1997          SEPTEMBER 30, 1996
                                                                   ------------------------    ------------------------
                                                                    SHARES        AMOUNT        SHARES        AMOUNT
                                                                   ---------    -----------    ---------    -----------
        Class A Shares
        ---------------------------------------------------------
        Shares sold..............................................  1,150,318    $11,941,684      941,230    $ 9,377,232
        Shares issued on reinvestment of distributions...........    217,347      2,240,553      182,955      1,816,780
        Shares redeemed..........................................   (698,065)    (7,227,798)    (899,859)    (8,961,434)
                                                                   ---------    -----------    ---------    -----------
        Net increase.............................................    669,600    $ 6,954,439      224,326    $ 2,232,578
                                                                                ===========                 ===========
        Shares outstanding:
          Beginning of year......................................  3,243,152                   3,018,826
                                                                   ---------                   ---------
          End of year............................................  3,912,752                   3,243,152
                                                                   =========                   =========

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

      Transactions in Class C Shares of the High Yield Bond Fund during the year ended September 30, 1997 and 1996 were as follows:

                                                                                    HIGH YIELD BOND FUND
                                                                                    FOR THE YEARS ENDED
                                                                      ------------------------------------------------
                                                                         SEPTEMBER 30, 1997       SEPTEMBER 30, 1996
                                                                      ------------------------   ---------------------
                                                                       SHARES        AMOUNT      SHARES       AMOUNT
                                                                      ---------    -----------   -------    ----------
        Class C Shares
        ------------------------------------------------------------
        Shares sold.................................................    947,310    $ 9,722,280   583,520    $5,800,648
        Shares issued on reinvestment of distributions..............     73,430        753,853    18,399       182,291
        Shares redeemed.............................................   (456,608)    (4,698,707)  (30,547)     (303,675)
                                                                      ---------    -----------   -------    ----------
        Net increase................................................    564,132    $ 5,777,426   571,372    $5,679,264
                                                                                   ===========              ==========
        Shares outstanding:
          Beginning of year.........................................    636,155                   64,783
                                                                      ---------                  -------
          End of year...............................................  1,200,287                  636,155
                                                                      =========                  =======

Note 3:
      PURCHASES AND SALES OF SECURITIES. For the year ended September 30, 1997, purchases, sales and paydowns of investment securities (excluding repurchase agreements and short-term obligations) were as follows:

                                                           U.S. GOVERNMENT SECURITIES                    OTHER
                                                    ----------------------------------------   --------------------------
                                                     PURCHASES        SALES        PAYDOWNS     PURCHASES        SALES
                                                    -----------    -----------    ----------   -----------    -----------
        Intermediate Government Fund..............  $10,620,310    $12,086,172    $1,327,226            --             --
        High Yield Bond Fund......................           --             --    $   67,142   $55,361,707    $44,836,901

Note 4:
      MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administrative Agreement with Heritage Asset Management, Inc. (the "Manager"), the Intermediate Government Fund agrees to pay to the Manager a fee equal to an annual rate of 0.50% of the Fund's average daily net assets, computed daily and payable monthly. For the High Yield Bond Fund the management fee is 0.60% on the first $100,000,000 and 0.50% of any excess over $100,000,000 of net assets. From inception of the Funds, the Manager has reduced its investment advisory fees and reimbursed the Funds to the extent that total operating expenses have exceeded amounts ranging from 0.60% to 1.15% on the Intermediate Government Fund and .85% to 1.35% on the High Yield Bond Fund of net assets. Effective March 1, 1993, the Manager agreed to waive its fee and if necessary reimburse the Funds to the extent that the Fund operating expenses exceed .95% for Class A Shares of the Intermediate Government Fund (1.20% for Class C Shares effective April 3, 1995) on an annual basis and 1.25% for Class A Shares of the High Yield Bond Fund (1.70% for Class C Shares effective April 3, 1995). Under this agreement, management fees of $81,847 were waived and $39,456 of expenses were reimbursed for the Intermediate Government Fund and management fees of $45,839 were waived in the High Yield Bond Fund for the year ended September 30, 1997. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ended September 30, 1999, the Funds may be required to pay the Manager a portion or all of the waived management fees. In addition, the Funds may be required to pay the Manager a portion or all of the management fees waived in fiscal 1996 if total Fund expenses fall below the annual expense limitations before the end of the year ending September 30, 1998.

      Effective February 1, 1996, the Manager entered into an agreement with Salomon Brothers Asset Management Inc. (the "Subadviser") for the Subadviser to provide to the High Yield Bond Fund investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the High Yield Bond Fund to the Manager without regard to any reduction due to the imposition of expense limitations. From March 1, 1990 (commencement of operations) through January 31, 1996, Eagle Asset Management, Inc., a wholly owned subsidiary of Raymond James Financial, Inc., was subadviser to the High Yield Bond Fund. For the year ended September 30, 1997, the Subadviser earned $143,535 for Subadviser fees, which were paid by the Manager.

      The Manager also is the Dividend Paying and Shareholder Servicing Agent for the Intermediate Government Fund and High Yield Bond Fund. The amount payable to the Manager for such expenses as of September 30, 1997 was $3,000 and $4,800, respectively. In addition, the Manager performs Fund accounting services and charged $28,200 and $32,320 during the current period of which $6,900 and $8,100 was payable as of September 30, 1997, respectively.

      Raymond James & Associates, Inc. (the "Distributor") has advised the Trust that it received $8,937 in front-end sales charges and $1,057 in contingent deferred sales charges for the Intermediate Government Fund and $216,612 in front-end sales charges

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

        and $4,491 in contingent deferred sales charges for the High Yield Bond Fund for the year ended September 30, 1997. The Distributor paid sales commissions to salespersons and from these fees, incurred other distribution costs.

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, The Trust is authorized to pay the Distributor a fee up to .35% of the average daily net assets for Class A Shares. Under the Class C Distribution Plan, the Trust may pay the Distributor a fee equal to .60% for the Intermediate Government Fund and .80% for the High Yield Bond Fund of the average daily net assets for Class C Shares. Such fees are accrued daily and payable monthly. During the year ended September 30, 1997, $51,820 and $4,586 were paid for distribution fees for Class A and Class C Shares, respectively, for the Intermediate Government Fund and $112,342 and $88,981 were paid for distribution fees for Class A and Class C Shares, respectively, for the High Yield Bond Fund. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Income-Growth Trust, Heritage Capital Appreciation Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that also are advised by the Manager of the Trust (collectively referred to as the Heritage mutual funds). Each Trustee of the Heritage mutual funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage mutual funds attended. Trustees' fees and expenses are shared equally by each of the Heritage mutual funds.

Note 5: FEDERAL INCOME TAXES.

        For the year ended September 30, 1997, to reflect reclassifications arising from permanent book/tax differences primarily due to paydown losses and market discount, respectively, the Funds made the following adjustments:

              INTERMEDIATE GOVERNMENT FUND
              -----------------------------------
              The Fund charged accumulated net realized loss and credited undistributed net investment income $6,144. As of September 30, 1997, the Fund has a net tax basis capital loss carryforwards of $7,246,344, which may be applied against any realized net taxable gains until their expiration dates of September 30, 2001 ($388,071), September 30, 2002 ($3,838,721), September 30, 2003
              ($2,492,779) and September 30, 2004 ($526,773). In addition, from
              November 1, 1996 to September 30, 1997, the Fund incurred $129,884 of net realized capital losses which will be deferred and treated as arising on October 1, 1997 in accordance with regulations under the Internal Revenue Code.

              HIGH YIELD BOND FUND
              ----------------------------
              The Fund credited undistributed net investment income and charged accumulated net realized loss $44,344. As of September 30, 1997, the Fund had a net tax basis capital loss carryforward of $716,301, which may be applied against any realized net taxable gains until their expiration dates of September 30, 2003 ($706,795) and September 30, 2004 ($48,256). The Fund utilized $695,344 of net tax basis capital losses during the current year against net realized gains from investment transactions.

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Income Trust

     In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Income Trust-Intermediate Government Fund and the Heritage Income Trust-High Yield Bond Fund (constituting the Heritage Income Trust, hereafter referred to as the "Trust") at September 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and brokers and the application of alternative procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial statements of the Trust for the year ended September 30, 1995, including the financial highlights for each of the periods indicated, were audited by other independent accountants whose reports dated November 27, 1995 expressed an unqualified opinion on those statements.

/s/ Price Waterhouse

Price Waterhouse LLP
Tampa, Florida

November 12, 1997

HERITAGE FAMILY OF FUNDS (TM)
From Our Family to Yours: The Intelligent Creation of Wealth.

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market


HERITAGE BOND FUNDS
Intermediate Government
High Yield

HERITAGE STOCK FUNDS
Income-Growth
Value Equity
Growth Equity
Capital Appreciation
Mid Cap
Small Cap
International



We are pleased that many of you are also investors in these funds.   For
information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the prospectus carefully before you invest in any of the funds.

This report is for the information of shareholders of Heritage Income-Trust Intermediate Government Fund and Heritage Income Trust-High Yield Bond
Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

(C)1997 Heritage Asset Management, Inc.

5M 9/97 [RECYCLE LOGO] Printed on recycled paper



[HERITAGE LOGO]   Heritage Income-Trust
                  P.O. Box 33022
                  St. Petersburg, FL 33733
----------------------------------------------------------------
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